Inventories - Summary of Inventories (Detail) - SEK (kr) kr in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Inventories [Abstract]
Raw materials, components, consumables and manufacturing work in progress	kr 11,584	kr 9,510
Finished products	11,207	8,709
Contract work in progress	12,373	9,878
Inventories, net	kr 35,164	kr 28,097